Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
280,763	Schwab U.S. TIPS ETF	$14,543,524	2.0
117,509	Vanguard Value ETF	14,510,011	2.0

	Total Exchange-Traded Funds
	(Cost $31,247,963)	29,053,535	4.0

MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 95.8%
1,545,475	Voya Emerging Markets Index Portfolio - Class I	13,816,549	1.9
4,880,360	Voya International Index Portfolio - Class I	40,897,416	5.7
1,417,195	Voya RussellTM Mid Cap Index Portfolio - Class I	14,058,575	1.9
7,578,149	Voya Short Term Bond Fund - Class R6	69,718,973	9.6
39,023,126	Voya U.S. Bond Index Portfolio - Class I	353,159,292	48.7
13,609,188	Voya U.S. Stock Index Portfolio - Class I	202,640,812	28.0

	Total Mutual Funds
	(Cost $805,317,690)	694,291,617	95.8

	Total Investments in Securities (Cost $836,565,653)	$723,345,152	99.8
	Assets in Excess of Other Liabilities	1,212,948	0.2
	Net Assets	$724,558,100	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,053,535	$–	$–	$29,053,535
Mutual Funds	694,291,617	–	–	694,291,617
Total Investments, at fair value	$723,345,152	$–	$–	$723,345,152

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$28,178,572	$4,957,163	$(11,276,946)	$(8,042,240)	$13,816,549	$511,765	$(266,098)	$857,522
Voya International Index Portfolio - Class I	48,373,296	12,854,335	(4,593,323)	(15,736,892)	40,897,416	1,408,797	224,398	-
Voya RussellTM Mid Cap Index Portfolio - Class I	39,191,704	4,144,506	(17,335,808)	(11,941,827)	14,058,575	326,486	449,255	2,535,380
Voya Short Term Bond Fund - Class R6	78,045,580	8,415,080	(12,125,703)	(4,615,984)	69,718,973	961,733	(545,962)	-
Voya U.S. Bond Index Portfolio - Class I	439,600,632	36,842,408	(60,067,263)	(63,216,485)	353,159,292	5,791,352	(4,591,699)	-
Voya U.S. Stock Index Portfolio - Class I	355,380,105	38,651,794	(80,446,706)	(110,944,381)	202,640,812	133,492	10,868,390	23,308,546
	$988,769,889	$105,865,286	$(185,845,749)	$(214,497,809)	$694,291,617	$9,133,625	$6,138,284	$26,701,448

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $847,181,812.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(123,836,660)
Net Unrealized Depreciation	$(123,836,660)